Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 224 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments, fair value	$ 91,490	$ 80,390
Net assets	93,964	82,497
Plan
EBP, Master Trust [Line Items]
Net assets	3,372	1,564
Plan | Legacy Enviri common stock
EBP, Master Trust [Line Items]
Investments, fair value	3,303	1,532
Plan | Money market mutual fund
EBP, Master Trust [Line Items]
Investments, fair value	69	32
Master Trust
EBP, Master Trust [Line Items]
Net assets	9,111	4,297
Master Trust | Legacy Enviri common stock
EBP, Master Trust [Line Items]
Investments, fair value	8,925	4,208
Master Trust | Money market mutual fund
EBP, Master Trust [Line Items]
Investments, fair value	$ 186	$ 89